Note 1 - Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares
Number of Branches	10
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares	500	2,175
Payments For Stock Options Exercised	$ 6,000	$ 7,000	$ 50,000
Goodwill, Impairment Loss	0	0	0
Allocated Share-based Compensation Expense	0	$ 0	$ 0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	$ 0
Restricted Stock [Member]
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures | shares	900	585	0
Core Deposits [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	20 years
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	40 years